Note 10 - Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
	(in thousands)
	2021	2020	2019
Data processing	$2,196	$1,801	$1,478
Professional fees	1,031	1,294	1,001
Ohio Financial Institution tax	816	635	552
Advertising	2,284	2,077	1,802
ATM processing and other fees	840	745	764
Amortization of core deposit intangible assets	143	151	159
Postage	92	93	69
Stationery and supplies	155	146	164
FDIC assessment	271	231	79
Loan closing fees	1,592	2,035	1,354
Other real estate owned	-	-	3
Deposit losses	60	47	52
Other	2,039	2,153	1,801
Total other operating expenses	$11,519	$11,408	$9,278